Product Warranties - Additional Information (Detail)									3 Months Ended
	Oct. 31, 2013 Minimum [Member]	Jul. 31, 2013 Minimum [Member]	Oct. 31, 2013 Minimum [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Minimum [Member] Cortelco Systems Holding Corp [Member]	Oct. 31, 2013 Maximum [Member]	Jul. 31, 2013 Maximum [Member]	Oct. 31, 2013 Maximum [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Maximum [Member] Cortelco Systems Holding Corp [Member]	Oct. 31, 2013 Cortelco Products [Member] Minimum [Member]	Oct. 31, 2013 Cortelco Products [Member] Minimum [Member] Cortelco Systems Holding Corp [Member]	Oct. 31, 2013 Cortelco Products [Member] Maximum [Member]	Oct. 31, 2013 Cortelco Products [Member] Maximum [Member] Cortelco Systems Holding Corp [Member]
Products Warranty Period									1 year	1 year	5 years	5 years
Cost of satisfying warranty claims	0.50%	0.50%	0.60%	0.50%	1.00%	1.00%	2.40%	2.40%